Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.446.8387

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

SEMI-ANNUAL REPORT — 6/30/2010

FOR CONTRACT HOLDERS OF:  VALU PLUS ASSURANCE

September 24, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	SEPARATE ACCOUNT FUVUL
1940 Act Registration Number: 811-09731
1933 Act Registration Numbers: 333-93031
CIK: 0001100404
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account FUVUL, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 26, 2010
The Alger Portfolios (Class I-2)	832566	August 23, 2010
Dreyfus Variable Investment Fund (Initial Shares)	813383	August 16, 2010
Federated Insurance Series	912577	August 23, 2010
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 26, 2010
Invesco Variable Insurance Funds (Series I Shares)	896435	August 27, 2010
MFS® Variable Insurance TrustSM (Initial Class)	918571	August 31, 2010
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	August 25, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772